                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                     DATE OF REPORTING PERIOD: JULY 31, 2010

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ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               JULY 31, 2010
                                                               (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 98.0%

                                                            SHARES      VALUE
                                                           -------   -----------
CONSUMER DISCRETIONARY -- 6.5%
   McDonald's ..........................................    17,800   $ 1,241,194
   Walt Disney .........................................    43,700     1,472,253
                                                                     -----------
                                                                       2,713,447
                                                                     -----------
CONSUMER STAPLES -- 11.8%
   Coca-Cola ...........................................    15,075       830,783
   PepsiCo .............................................    21,475     1,393,943
   Procter & Gamble ....................................    22,850     1,397,506
   Wal-Mart Stores .....................................    25,425     1,301,506
                                                                     -----------
                                                                       4,923,738
                                                                     -----------
ENERGY -- 11.3%
   Chevron .............................................    19,850     1,512,769
   ConocoPhillips ......................................    30,325     1,674,546
   Exxon Mobil .........................................    25,725     1,535,268
                                                                     -----------
                                                                       4,722,583
                                                                     -----------
FINANCIAL SERVICES -- 11.6%
   Bank of New York Mellon ..............................   45,414     1,138,529
   JPMorgan Chase .......................................   22,700       914,356
   NYSE Euronext ........................................   55,400     1,604,938
   Wells Fargo ..........................................   42,800     1,186,844
                                                                     -----------
                                                                       4,844,667
                                                                     -----------
HEALTH CARE -- 18.0%
   Abbott Laboratories .................................    37,428     1,836,966
   Becton Dickinson ....................................    18,200     1,252,160
   Johnson & Johnson ...................................    26,432     1,535,435
   Medtronic ...........................................    20,950       774,522
   Novartis ADR ........................................    18,400       896,816
   Teva Pharmaceutical Industries ADR ..................    24,900     1,216,365
                                                                     -----------
                                                                       7,512,264
                                                                     -----------
INDUSTRIAL -- 13.0%
   Caterpillar .........................................    17,500     1,220,625
   Eaton ...............................................    16,450     1,290,667
   Union Pacific .......................................    19,700     1,470,999
   United Technologies .................................    20,500     1,457,550
                                                                     -----------
                                                                       5,439,841
                                                                     -----------
INFORMATION SERVICES -- 19.3%
   Accenture, Cl A .....................................    36,700     1,454,788
   Automatic Data Processing ...........................    18,375       758,336
   Hewlett-Packard .....................................    32,800     1,510,112
   Intel ...............................................    47,800       984,680
   International Business Machines .....................    10,100     1,296,840
   Microsoft ...........................................    80,379     2,074,582
                                                                     -----------
                                                                       8,079,338
                                                                     -----------
MATERIALS -- 6.5%
   Air Products & Chemicals ............................    17,150     1,244,747

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THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               JULY 31, 2010
                                                               (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                            SHARES      VALUE
                                                           -------   -----------
MATERIALS -- CONTINUED
   EI du Pont de Nemours ...............................    35,775   $ 1,454,969
                                                                     -----------
                                                                       2,699,716
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $39,436,531) ...............................              40,935,594
                                                                     -----------
CASH EQUIVALENT -- 2.0%
   SEI Daily Income Trust, Prime Obligation Fund, Cl A,
      0.17% (A)
      (Cost $830,104) ..................................   830,104       830,104
                                                                     -----------
TOTAL INVESTMENTS -- 100.0%
   (Cost $40,266,635) ..................................             $41,765,698
                                                                     ===========

 PERCENTAGES ARE BASED ON NET ASSETS OF $41,768,433.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2010.

ADR - AMERICAN DEPOSITARY RECEIPT

CL  - CLASS

+ AT JULY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $40,266,635, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,181,070 AND $(1,682,007), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

AS OF JULY 31, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820.

HIM-QH-001-1400
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ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                \s\ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                \s\ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 27, 2010


By (Signature and Title)                \s\ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: September 27, 2010